Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (95.5%)
	Basic Materials (3.0%)
$200	Braskem Netherlands Finance BV (Brazil) (a)	4.50%	01/31/30	$161,990
250	Celanese U.S. Holdings LLC	6.165	07/15/27	236,919
150	DuPont de Nemours, Inc.	5.319	11/15/38	136,387
225	Glencore Funding LLC (Australia) (a)	2.50	09/01/30	172,388
200	Minsur SA (Peru) (a)	4.50	10/28/31	162,403
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	428,224
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	188,212
				1,486,523
	Communications (9.7%)
75	Airbnb, Inc. (b)	0.00	03/15/26	62,475
250	Amazon.com, Inc.	2.50	06/03/50	156,856
75	Amazon.com, Inc.	2.70	06/03/60	44,474
125	Amazon.com, Inc.	3.95	04/13/52	102,813
300	AT&T, Inc.	2.55	12/01/33	222,392
713	AT&T, Inc.	3.55	09/15/55	469,831
200	Baidu, Inc. (China)	1.72	04/09/26	176,941
50	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	35,783
150	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	113,642
375	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	238,794
25	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125	07/01/49	18,388
175	Comcast Corp.	3.75	04/01/40	138,022
275	Comcast Corp.	4.00	03/01/48	212,232
375	Level 3 Financing, Inc. (a)	3.40	03/01/27	314,803
200	NBN Co. Ltd. (Australia) (a)	2.50	01/08/32	155,801
350	NBN Co. Ltd. (Australia) (a)	2.625	05/05/31	279,079
200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625	04/08/31	165,794
200	Prosus NV (China) (a)	3.68	01/21/30	150,095
175	Rogers Communications, Inc. (Canada) (a)	4.55	03/15/52	139,930
80	Spotify USA, Inc. (b)	0.00	03/15/26	63,200
125	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	03/20/25	123,276
250	T-Mobile USA, Inc.	2.25	11/15/31	188,851
150	T-Mobile USA, Inc.	3.30	02/15/51	98,000
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	335,888
60	Uber Technologies, Inc. (b)	0.00	12/15/25	50,094
150	Verizon Communications, Inc.	1.75	01/20/31	112,740
50	Verizon Communications, Inc.	2.355	03/15/32	38,391
100	Verizon Communications, Inc.	2.65	11/20/40	65,410
255	Verizon Communications, Inc.	2.987	10/30/56	152,280
50	Verizon Communications, Inc.	3.40	03/22/41	36,626
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	76,752
204	Walt Disney Co.	2.75	09/01/49	129,999
100	Walt Disney Co.	3.50	05/13/40	77,415
75	Wayfair, Inc.	0.625	10/01/25	50,625
				4,797,692
	Consumer, Cyclical (8.3%)
422	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	02/15/29	398,830
80	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	69,942

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments

September 30, 2022 (unaudited) continued

	125	Brunswick Corp.	5.10	04/01/52	86,959
	150	Daimler Trucks Finance North America LLC (Germany) (a)	2.00	12/14/26	129,278
	175	Dick's Sporting Goods, Inc.	4.10	01/15/52	108,491
	200	Ferguson Finance PLC (United Kingdom) (a)	4.65	04/20/32	176,380
	300	General Motors Co.	6.60	04/01/36	281,148
	25	General Motors Co.	6.75	04/01/46	22,825
	125	Home Depot, Inc.	2.375	03/15/51	73,493
	150	Hyatt Hotels Corp.	1.80	10/01/24	140,763
	475	Hyundai Capital America (a)	3.00	02/10/27	422,558
	267	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	219,739
	125	Lowe's Cos., Inc.	3.00	10/15/50	76,866
	200	Lowe's Cos., Inc.	5.80	09/15/62	184,040
	55	Macy's Retail Holdings LLC (a)	5.875	03/15/30	43,614
	100	Magallanes, Inc. Co. (a)	5.05	03/15/42	75,000
	375	Magallanes, Inc. Co. (a)	5.141	03/15/52	273,273
	450	Marriott International, Inc., Series HH	2.85	04/15/31	354,022
	150	McDonald's Corp.	4.45	09/01/48	125,536
	275	Nissan Motor Co. Ltd. (Japan) (a)	3.522	09/17/25	253,161
	155	Peloton Interactive, Inc. (b)	0.00	02/15/26	105,412
	200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	152,392
	125	Starbucks Corp.	2.25	03/12/30	101,314
	75	Starbucks Corp.	2.55	11/15/30	61,285
	200	Warnermedia Holdings, Inc. (a)	4.279	03/15/32	164,794
					4,101,115
		Consumer, Non-Cyclical (8.1%)
	125	AbbVie, Inc.	4.05	11/21/39	100,905
	150	AbbVie, Inc.	4.25	11/21/49	120,607
	200	Altria Group, Inc.	3.40	02/04/41	126,524
	75	Amgen, Inc.	3.00	01/15/52	47,092
	125	Amgen, Inc.	4.20	02/22/52	98,389
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.35	06/01/40	21,245
	50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38	42,810
	550	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48	457,088
	350	BAT Capital Corp. (United Kingdom)	2.259	03/25/28	278,932
	150	BAT Capital Corp. (United Kingdom)	3.734	09/25/40	96,368
	235	Cedars-Sinai Health System, Series 2021	2.288	08/15/31	188,009
	275	CVS Health Corp.	1.75	08/21/30	210,776
	300	DH Europe Finance II Sarl (Luxembourg)	2.60	11/15/29	256,849
	175	Global Payments, Inc.	5.40	08/15/32	162,693
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	76,711
	$300	HCA, Inc.	5.25	06/15/49	244,670
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	478,655
	225	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (a)	2.50	01/15/27	192,694
	150	JDE Peet's NV (Netherlands) (a)	1.375	01/15/27	124,128
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)	2.431	07/01/31	180,269
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	85,313
	$225	Smithfield Foods, Inc. (a)	3.00	10/15/30	174,020
	325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31	251,744
					4,016,491
		Energy (7.5%)
	175	BP Capital Markets PLC (United Kingdom)	4.375	06/22/25 (c)	162,312
	175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30 (c)	151,047
	125	Continental Resources, Inc. (a)	2.268	11/15/26	106,821
	275	Continental Resources, Inc. (a)	2.875	04/01/32	201,754
	350	Coterra Energy, Inc. (a)	3.90	05/15/27	324,848
	275	Diamondback Energy, Inc.	3.125	03/24/31	223,470
	350	Enbridge, Inc. (Canada)	2.50	08/01/33	262,757
	50	Energy Transfer LP	5.00	05/15/50	39,193
	50	Energy Transfer LP	5.40	10/01/47	40,613

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments

September 30, 2022 (unaudited) continued

125	Enterprise Products Operating LLC	3.30	02/15/53	81,657
125	Enterprise Products Operating LLC	3.95	01/31/60	86,566
10	EQM Midstream Partners LP (a)	7.50	06/01/27	9,548
200	EQT Corp.	5.70	04/01/28	196,406
175	Exxon Mobil Corp.	3.452	04/15/51	130,707
175	HF Sinclair Corp. (a)	5.875	04/01/26	171,744
75	Kinder Morgan, Inc.	3.60	02/15/51	48,821
225	Midwest Connector Capital Co. LLC (a)	4.625	04/01/29	201,118
75	MPLX LP	4.95	03/14/52	58,876
100	MPLX LP	5.20	12/01/47	81,246
275	ONEOK, Inc.	3.10	03/15/30	223,813
75	ONEOK, Inc.	3.40	09/01/29	63,005
200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	180,292
325	Sabine Pass Liquefaction LLC	4.50	05/15/30	296,544
75	Shell International Finance BV (Netherlands)	3.125	11/07/49	51,553
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	178,956
125	Williams Cos., Inc.	5.30	08/15/52	109,065
				3,682,732
	Finance (38.6%)
300	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	1.65	10/29/24	274,343
250	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.00	10/29/28	200,714
225	Air Lease Corp.	4.625	10/01/28	202,220
150	Alexandria Real Estate Equities, Inc.	2.95	03/15/34	116,189
75	Ally Financial, Inc.	8.00	11/01/31	78,741
150	American National Group, Inc. (a)	6.144	06/13/32	140,031
225	Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	176,258
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35	145,468
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25	294,314
175	Banco de Credito del Peru SA (Peru) (a)	2.70	01/11/25	162,997
200	Banco de Credito e Inversiones SA (Chile) (a)	2.875	10/14/31	154,890
400	Banco Santander SA (Spain)	1.722	09/14/27	331,388
200	Banco Santander SA (Spain)	4.175	03/24/28	180,503
300	Bank Hapoalim BM (Israel) (a)	3.255	01/21/32	250,761
575	Bank of America Corp.	2.482	09/21/36	416,182
875	Bank of America Corp.	2.687	04/22/32	684,158
600	Bank of America Corp.	3.846	03/08/37	484,879
550	Bank of Ireland Group PLC (Ireland) (a)	2.029	09/30/27	455,616
175	Belrose Funding Trust (a)	2.33	08/15/30	132,249
250	BPCE SA (France) (a)	3.116	10/19/32	179,214
250	BPCE SA (France) (a)	3.648	01/14/37	185,710
400	BPCE SA (France) (a)	5.15	07/21/24	390,315
275	Capital One Financial Corp.	3.273	03/01/30	230,282
250	Charles Schwab Corp., Series G	5.375	06/01/25 (c)	244,375
750	Citigroup, Inc.	2.52	11/03/32	569,519
825	Citigroup, Inc.	3.057	01/25/33	650,639
150	CNO Global Funding (a)	1.75	10/07/26	129,956
70	Coinbase Global, Inc. (a)	3.375	10/01/28	43,924
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	197,200
350	Credit Suisse Group AG (Switzerland) (a)	6.537	08/12/33	315,006
150	Deutsche Bank AG (Germany)	6.119	07/14/26	145,799
200	Extra Space Storage LP Co.	3.90	04/01/29	178,308
275	Federation des Caisses Desjardins du Quebec (Canada) (a)	4.40	08/23/25	266,130
300	First-Citizens Bank & Trust Co.	2.969	09/27/25	283,269
675	Global Atlantic Fin Co. (a)	4.40	10/15/29	573,701
50	GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	37,689
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	167,446
650	Goldman Sachs Group, Inc.	2.615	04/22/32	504,595
175	Goldman Sachs Group, Inc.	2.64	02/24/28	152,034

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments

September 30, 2022 (unaudited) continued

	200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	145,161
	375	High Street Funding Trust I (a)	4.111	02/15/28	347,779
	350	HSBC Holdings PLC (United Kingdom)	1.589	05/24/27	292,903
	250	HSBC Holdings PLC (United Kingdom)	5.21	08/11/28	233,985
	225	Intact Financial Corp. (Canada) (a)	5.459	09/22/32	219,229
	325	Intercontinental Exchange, Inc.	4.60	03/15/33	303,404
	175	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	2.625	10/15/31	127,221
	750	JPMorgan Chase & Co.	1.953	02/04/32	555,840
	550	JPMorgan Chase & Co.	2.545	11/08/32	417,986
	50	JPMorgan Chase & Co.	3.964	11/15/48	37,553
	200	JPMorgan Chase & Co.	4.565	06/14/30	184,561
	300	JPMorgan Chase & Co.	4.851	07/25/28	288,364
	150	KKR Group Finance Co. XII LLC (a)	4.85	05/17/32	138,260
	400	LeasePlan Corp. NV (Netherlands) (a)	2.875	10/24/24	375,650
	275	Life Storage LP	2.40	10/15/31	206,804
	225	Macquarie Group Ltd. (Australia) (a)	2.871	01/14/33	169,433
	300	Marsh & McLennan Cos., Inc.	5.875	08/01/33	303,617
	200	MDGH GMTN (RSC) Ltd. (United Arab Emirates) (a)	4.50	11/07/28	197,016
	150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	128,759
	325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	242,449
	200	Nordea Bank Abp (Finland) (a)	5.375	09/22/27	195,190
	200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	179,197
	325	Radian Group, Inc.	6.625	03/15/25	317,180
	375	Rexford Industrial Realty LP	2.125	12/01/30	286,955
	125	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)	3.875	03/01/31	90,803
	350	Sabra Health Care LP	3.20	12/01/31	257,639
	225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	203,788
	350	Societe Generale SA (France) (a)	2.625	01/22/25	324,230
	200	Societe Generale SA (France) (a)	2.889	06/09/32	146,387
	125	Stewart Information Services Corp.	3.60	11/15/31	96,529
	200	Sun Communities Operating LP	4.20	04/15/32	167,794
	250	SVB Financial Group	1.80	02/02/31	179,237
	45	SVB Financial Group	4.10	02/15/31 (c)	30,911
	200	Swedbank AB (Sweden) (a)	5.337	09/20/27	194,039
	275	Synchrony Bank	5.625	08/23/27	263,689
	175	Synovus Financial Corp.	5.20	08/11/25	171,852
	100	VICI Properties LP	4.75	02/15/28	92,165
	350	VICI Properties LP/VICI Note Co., Inc. (a)	3.875	02/15/29	294,352
	275	Wells Fargo & Co.	4.808	07/25/28	262,559
	100	Westpac Banking Corp. (Australia)	2.668	11/15/35	73,701
					19,071,183
		Industrials (4.6%)
	125	Boeing Co.	2.95	02/01/30	100,646
	125	Boeing Co.	3.25	02/01/35	88,482
	250	Boeing Co.	5.15	05/01/30	231,556
	275	Canadian Pacific Railway Co. (Canada)	1.35	12/02/24	254,505
	150	Eaton Corp.	4.15	03/15/33	135,740
	300	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	269,166
	200	Sealed Air Corp. (a)	1.573	10/15/26	167,693
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	256,423
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	77,396
	$175	TD SYNNEX Corp.	2.375	08/09/28	141,297
	400	Union Pacific Corp.	4.95	09/09/52	373,820
	275	Vontier Corp.	2.95	04/01/31	198,324
					2,295,048
		Technology (4.8%)
	225	Apple, Inc.	2.375	02/08/41	156,317

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments

September 30, 2022 (unaudited) continued

175	Apple, Inc.	2.65	05/11/50	115,753
125	Apple, Inc.	2.95	09/11/49	88,438
75	Apple, Inc.	3.95	08/08/52	62,779
125	Broadcom, Inc. (a)	3.187	11/15/36	85,761
75	Broadcom, Inc. (a)	3.419	04/15/33	57,382
250	Dell International LLC/EMC Corp. (a)	3.45	12/15/51	142,725
350	DXC Technology Co.	1.80	09/15/26	300,319
225	Intel Corp.	2.80	08/12/41	151,950
75	Intel Corp.	3.25	11/15/49	49,883
150	International Business Machines Corp.	2.85	05/15/40	104,541
175	Kyndryl Holdings, Inc.	2.05	10/15/26	140,777
500	Micron Technology, Inc.	2.703	04/15/32	364,529
150	Microsoft Corp.	2.525	06/01/50	98,571
200	Oracle Corp.	3.60	04/01/50	125,523
75	Oracle Corp.	3.85	07/15/36	56,247
75	RingCentral, Inc. (b)	0.00	03/15/26	58,050
100	Take-Two Interactive Software, Inc.	4.00	04/14/32	86,944
55	Western Digital Corp.	1.50	02/01/24	52,360
50	Ziff Davis, Inc. (a)	1.75	11/01/26	46,425
				2,345,274
	Utilities (10.9%)
225	Alliant Energy Finance Co. (a)	3.60	03/01/32	192,503
250	Ameren Illinois Co.	1.55	11/15/30	191,776
200	APA Infrastructure Ltd. (Australia) (a)	4.20	03/23/25	191,730
350	Berkshire Hathaway Energy Co.	2.85	05/15/51	216,099
50	Berkshire Hathaway Energy Co. (a)	4.60	05/01/53	42,274
175	Cleveland Electric Illuminating Co. (a)	4.55	11/15/30	163,191
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	172,925
100	Consumers Energy Co.	2.50	05/01/60	55,407
175	Dominion Energy, Inc.	4.35	08/15/32	158,533
175	DTE Electric Co.	2.95	03/01/50	117,732
200	Duke Energy Corp.	5.00	08/15/52	170,882
247	Duke Energy Indiana LLC	2.75	04/01/50	153,981
200	Enel Finance International NV (Italy) (a)	5.00	06/15/32	170,841
100	Entergy Texas, Inc.	3.55	09/30/49	70,606
100	Exelon Corp. (a)	4.10	03/15/52	77,436
275	Fells Point Funding Trust (a)	3.046	01/31/27	245,363
175	FirstEnergy Transmission LLC (a)	4.55	04/01/49	137,254
125	Georgia Power Co., Series A	3.25	03/15/51	82,753
50	Indiana Michigan Power Co.	4.25	08/15/48	39,920
150	Interstate Power and Light Co.	2.30	06/01/30	120,654
100	Interstate Power and Light Co.	3.50	09/30/49	71,744
125	Jersey Central Power & Light Co. (a)	2.75	03/01/32	99,369
125	NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	103,618
350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	294,589
75	NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	48,042
275	Niagara Mohawk Power Corp. (a)	2.759	01/10/32	215,237
150	Northern States Power Co.	2.90	03/01/50	100,626
105	NRG Energy, Inc. (a)	3.875	02/15/32	82,131
150	Pacific Gas and Electric Co.	3.30	08/01/40	96,338
125	PECO Energy Co.	3.05	03/15/51	84,650
50	Public Service Co. of Colorado	4.50	06/01/52	43,480
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	122,982
300	Public Service Enterprise Group, Inc.	2.45	11/15/31	233,956
150	Southern California Edison Co.	4.00	04/01/47	109,699
150	Southern Co.	4.40	07/01/46	117,545
150	Southern Co. (d)	4.475	08/01/24	148,239
150	Tampa Electric Co.	5.00	07/15/52	138,232
100	Union Electric Co.	3.90	04/01/52	78,817
100	Virginia Electric and Power Co.	2.45	12/15/50	58,793
175	Virginia Electric and Power Co.	2.95	11/15/51	113,786

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments

September 30, 2022 (unaudited) continued

275	Vistra Operations Co. LLC (a)	4.875	05/13/24	268,229
				5,401,962
	Total Corporate Bonds (Cost $56,823,426)			47,198,020

	Mortgages - Other (1.8%)
400	CSMC Trust	5.989	09/15/35	398,142
500	J.P. Morgan Chase Commercial Mortgage Securities Trust (a)	5.129	08/15/39	496,292
	Total Mortgages - Other (Cost $897,750)			894,434

	Short-Term Investments (2.2%)
	U.S. Treasury Security (1.8%)
889	U.S. Treasury Bill (e)(f) (Cost $873,746)	3.843	03/16/23	874,071

NUMBER OF SHARES (000)
	Investment Company (0.4%)
217	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $217,037)		217,037
	Total Short-Term Investments (Cost $1,090,783)		1,091,108

	Total Investments (Cost $58,811,959) (h)(i)(j)	99.5%	49,183,562
	Other Assets in Excess of Liabilities	0.5	238,536
	Net Assets	100.0%	$49,422,098

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2022.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.
(e)	Rate shown is the yield to maturity at September 30, 2022.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by $540 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(j)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $41,269 and the aggregate gross unrealized depreciation is $9,669,666, resulting in net unrealized depreciation of $9,628,397.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments

September 30, 2022 (unaudited) continued

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS: The Fund had the following foreign currency forward exchange contracts open at September 30, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia & New Zealand Banking Group Ltd.	EUR	1,662		$1,670	11/10/22	$37
Australia & New Zealand Banking Group Ltd.	EUR	1,570		$1,540	11/10/22	(3)
Bank of America NA	EUR	590		$603	11/10/22	23
HSBC Bank PLC	EUR	768		$775	11/10/22	21
Royal Bank of Canada	EUR	249,023		$255,409	11/10/22	10,731
UBS AG	EUR	570		$572	11/10/22	12
UBS AG		$$4,218	EUR	4,180	11/10/22	(111)
						$10,710

FUTURES CONTRACTS: The Fund had the following futures contracts open at September 30, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	25	Dec-22		$5,000	$5,134,766	$(84,848)
U.S. Treasury Long Bond	33	Dec-22		3,300	4,171,406	(314,818)
U.S. Treasury 5 yr. Note	7	Dec-22		700	752,555	(3,932)
U.S. Treasury Ultra Bond	5	Dec-22		500	685,000	(62,589)
Short:
German Euro-Bund Index	1	Dec-22	EUR	(100)	(135,727)	7,640
U.S. Treasury 10 yr. Note	25	Dec-22		$(2,500)	(2,801,563)	138,120
U.S. Treasury 10 yr. Ultra Note	48	Dec-22		(4,800)	(5,687,250)	322,754
						$2,327

EUR — Euro
USD — United States Dollar

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ▪ September 30, 2022 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the New York Stock Exchange ("NYSE"); (5) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (6) when market quotations are not readily available, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL

Assets:
Fixed Income Securities
Corporate Bonds	$—	$47,198,020	$—	$47,198,020
Mortgages - Other	—	894,434	—	894,434
Total Fixed Income Securities	—	48,092,454	—	48,092,454
Short-Term Investments
U.S. Treasury Security	—	874,071	—	874,071
Investment Company	217,037	—	—	217,037
Total Short-Term Investments	217,037	874,071	—	1,091,108
Foreign Currency Forward Exchange Contracts	—	10,824	—	10,824
Futures Contracts	468,514	—	—	468,514
Total Assets	685,551	48,977,349	—	49,662,900
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(114)	—	(114)
Futures Contracts	(466,187)	—	—	(466,187)
Total Liabilities	(466,187)	(114)	—	(466,301)
Total	$219,364	$48,977,235	$—	$49,196,599

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.